Income Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Loss before income taxes and equity in net loss (earning) of equity method investee	$ (13,797,779)	$ (7,624,180)	$ (11,549,781)
Indian statutory income tax rate	34.608%	33.99%	32.445%
Expected income tax expense	$ (4,775,135)	$ (2,591,459)	$ (3,747,327)
Adjustments to reconcile expected income tax expense to reported income tax expense:
Employee stock-based compensation	147,674	163,683	245,313
Valuation allowance recognized during the year	4,875,019	1,998,669	3,060,830
Goodwill Impairment	0	0	648,900
Tax in foreign jurisdictions	(247,558)	262,459	(142,710)
Earnings (loss) of equity method investees	0	0	27,354
Others	14,791	13,874	(125,608)
Income tax expense (benefit)	$ 14,791	$ (152,774)	$ (33,248)